Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details)	Dec. 31, 2025
Land use right [Member]
Schedule of Property, Plant and Equipment [Line Items]
Automobile	43 years
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Automobile	20 years
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of useful life and lease term
Machinery and electronic equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment [Line Items]
Automobile	1 year
Machinery and electronic equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment [Line Items]
Automobile	10 years
Office equipment, furniture and fixtures [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment [Line Items]
Automobile	1 year
Office equipment, furniture and fixtures [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment [Line Items]
Automobile	5 years
Automobile [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment [Line Items]
Automobile	3 years
Automobile [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment [Line Items]
Automobile	10 years